Leasehold Improvements and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Leasehold Improvements and Equipment [Table Text Block]
			2012	2011
In US$ thousands		Accumulated	Net Carrying	Net Carrying
	Cost	Depreciation	Amount	Amount

Manufacturing equipment	$225	$0	$225	$0
Laboratory and office equipment	418	265	153	138
Computer equipment	43	34	9	11
Leasehold improvements	63	63	0	0

	$749	$362	$387	$149